Other Current Monetary Assets - Summary of Other Current Monetary Assets (Detail) $ in Millions, $ in Millions	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)
Disclosure Of Other Current Monetary Assets [Abstract]
Time deposits and negotiable certificates of deposit with maturities of more than three months	$ 4,054		$ 3,568
Others	1,254		1,253
Other current monetary assets	$ 5,308	$ 179	$ 4,821